Unearned Revenue/Accrued Revenue	12 Months Ended
Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Unearned Revenue/Accrued Revenue	Unearned Revenue/Accrued Revenue
Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue/Accrued Revenue during the periods presented is as follows:

	December 31,
	2021	2022
Unearned Revenue
Cash received in advance of service provided – Current liability	$7,040	$5,290
Deferred revenue resulting from varying charter rates – Current liability	3,974	4,230
Deferred revenue resulting from varying charter rates – Non-Current liability	7,989	7,330
Total Unearned Revenue	$19,003	$16,850
Accrued Revenue
Resulting from varying charter rates – Current asset	665	662
Resulting from varying charter rates – Non-Current asset	282	225
Total Accrued Revenue	$947	$887